Condensed Consolidating Statement of Cash Flow (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Cash Provided By Used In Operating Activities Abstract
Net Income	$ (313,490)	$ 599,327	$ 245,275
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	263,369	602,563	408,941
Goodwill Written Off Related To Business Unit To Be Disposed	186,511	0	0
Amortization of intangibles	9,434	9,883	10,072
Depreciation, Nonproduction	47,137	48,162	46,736
Net (accretion of discounts) amortization of premiums and deferred fees	278,576	(79,004)	(37,899)
Fair value adjustments of mortgage servicing rights	24,683	11,403	17,406
FDIC loss share (income) expense	103,024	82,051	56,211
Amortization Of Prepaid F D I C Assesment	0	0	32,778
Adjustments (expense) to indemnity reserves on loans sold	40,629	37,054	21,198
Losses (earnings) from investments under equity method	(39,578)	(42,873)	(73,478)
Stock Option Plan Expense	0	0	0
Deferred income tax expense (benefit)	43,512	(288,754)	(135,491)
Loss Gain [Abstract]
Disposition of premises and equipment	(1,716)	(3,392)	(8,619)
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	870	(2,110)	1,707
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	(88,724)	22,411	(48,765)
Sale of stock in equity method investee	0	(416,113)	0
Gain Loss On Sale Of Other Assets	0	0	(2,545)
Gains Losses On Sales Of Other Real Estate	28,005	50,740	(4,511)
Disposal of discontinued business	(38,355)	0	0
Acquisitions of loans held-for-sale	(308,600)	(390,018)	(417,108)
Proceeds from sale of loans held-for-sale	123,375	218,379	325,014
Net disbursements on loans held-for-sale	(753,312)	(1,049,474)	(1,233,240)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,105,374	1,430,835	1,387,910
Accrued income receivable	9,719	(5,809)	(519)
Other assets	132,500	2,827	(19,390)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(707)	(2,466)	(9,164)
Pension and other postretirement benefit obligations	(10,171)	10,635	(40,241)
Other liabilities	30,937	(26,952)	1,848
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	1,186,492	219,978	278,851
Net Cash Provided By Used In Operating Activities	873,002	819,305	524,126
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(963,933)	227,127	290,594
Payments To Acquire Investments Abstract
Available-for-sale	(2,001,940)	(2,257,976)	(1,843,922)
Held-to-maturity	(1,000)	(250)	(25,792)
Other	(110,010)	(178,093)	(212,419)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,722,650	1,823,474	1,636,723
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	39,962	4,632	9,751
Other	92,752	181,784	206,856
Proceeds from sale of investment securities available for sale	310,210	5,438	52,058
Proceeds From Sale Of Other Investments	37,104	0	0
Net repayments on loans	775,900	680,819	629,006
Proceeds From Sale Of Loans Receivable	355,145	333,021	68,396
Acquisition of loan portfolios	(389,067)	(1,592,603)	(1,357,628)
Net Payments From FDIC Under Loss Sharing Agreements	256,498	396,223	462,016
Payments To Acquire Businesses Gross	(6,330)	0	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	0	491	151,196
Capital Contribution Subsidiaries		0	0
Proceeds From Sale Of Stock In Equity Method Investee	0	481,377	0
Return Of Capital From Wholly Owned Subsidiaries	0
Net cash disbursed from disposal of discontinued business	(205,895)	0	0
Mortgage servicing rights purchased	0	(45)	(2,231)
Acquisition of premises and equipment	(51,046)	(38,573)	(54,899)
Proceeds from sale of: [Abstract]
Premises and equipment	14,337	10,090	19,841
Proceeds from Sale of Other Productive Assets	0	0	1,026
Foreclosed assets	150,115	226,063	206,070
Net Cash Provided By Used In Investing Activities	25,452	302,999	236,642
Net Increase Decrease In [Abstract]
Deposits	109,015	(323,404)	(969,596)
Federal funds purchased and assets sold under agreements to repurchase	(387,635)	(357,460)	(124,345)
Other short-term borrowings	(380,000)	(235,000)	340,000
Payments of notes payable	(1,059,290)	(332,031)	(214,898)
Proceeds From Notes Payable	781,905	106,739	106,923
Proceeds from issuance of common stock	5,394	6,860	9,402
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP related warrants	(3,000)	0	0
Net Payments For Repurchase Of Common Stock	(3,236)	(437)	(450)
Return Of Capital To Parent Company	0
Proceeds From Contributions From Parent		0	0
Net Cash Provided By Used In Financing Activities	(940,570)	(1,138,456)	(856,687)
Cash And Cash Equivalents Period Increase Decrease	(42,116)	(16,152)	(95,919)
Cash and due from banks at beginning of period	423,211	439,363	535,282
Cash and due from banks at end of period	381,095	423,211	439,363
Segment, Discontinued Operations [Member]
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Provision for loan losses	(6,764)	(3,543)
Goodwill Written Off Related To Business Unit To Be Disposed	186,511	0
Mortgage Banking Activities [Member]
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Fair value adjustments of mortgage servicing rights	(24,683)	(11,403)	(17,406)
Popular, Inc. Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(313,490)	599,327	245,275
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	(171,998)	(196,886)	(274,766)
Provision for loan losses	(200)	398	404
Goodwill Written Off Related To Business Unit To Be Disposed	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	648	641	653
Net (accretion of discounts) amortization of premiums and deferred fees	404,461	30,467	29,058
Fair value adjustments of mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	(12,291)	(17,308)	(40,505)
Deferred income tax expense (benefit)	8,203	(10,937)	(14,109)
Loss Gain [Abstract]
Disposition of premises and equipment	1	49	2
Early extinguishment of debt			0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	0	(2,110)	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of stock in equity method investee	0	(416,113)
Gain Loss On Sale Of Other Assets			0
Gains Losses On Sales Of Other Real Estate	0	0	0
Disposal of discontinued business	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	(288)	(94)	(1,259)
Accrued income receivable	(12)	1,612	(163)
Other assets	4,099	5,445	8,859
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	7,066	2,704	0
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(180)	(5,507)	2,581
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	239,509	(607,639)	(289,245)
Net Cash Provided By Used In Operating Activities	(73,981)	(8,312)	(43,970)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(1,026)	(147)	23,665
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	35,000	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	1,000	0	0
Proceeds from sale of investment securities available for sale	0	5,438	0
Proceeds From Sale Of Other Investments	0		0
Net repayments on loans	465,452	(233,745)	(36,262)
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
Net Payments From FDIC Under Loss Sharing Agreements	0	0	0
Payments To Acquire Businesses Gross	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital	210,000	0	150,194
Net proceeds from sale of processing and technology business	0	0
Capital Contribution Subsidiaries	(100,000)	(272,500)	(103,500)
Proceeds From Sale Of Stock In Equity Method Investee	0	481,377	0
Return Of Capital From Wholly Owned Subsidiaries	210,000
Net cash disbursed from disposal of discontinued business	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	(1,075)	(352)	(691)
Proceeds from sale of: [Abstract]
Premises and equipment	48	33	73
Proceeds from Sale of Other Productive Assets		0	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	574,399	15,104	33,479
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	0	0	0
Payments of notes payable	(936,000)	0	0
Proceeds From Notes Payable	450,000	0	0
Proceeds from issuance of common stock	5,394	6,860	9,402
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	(3,723)	(3,723)	(3,723)
Repurchase of TARP related warrants	(3,000)
Net Payments For Repurchase Of Common Stock	(3,236)	(437)	(450)
Proceeds From Contributed Capital	0	0	0
Return Of Capital To Parent Company	0
Proceeds From Contributions From Parent	0	0	0
Net Cash Provided By Used In Financing Activities	(490,565)	2,700	5,229
Cash And Cash Equivalents Period Increase Decrease	9,853	9,492	(5,262)
Cash and due from banks at beginning of period	10,595	1,103	6,365
Cash and due from banks at end of period	20,448	10,595	1,103
PNA Holding Co.
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(102,968)	71,856	1,117
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	90,496	(94,926)	(32,883)
Provision for loan losses	0	0	0
Goodwill Written Off Related To Business Unit To Be Disposed	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	0	2	3
Net (accretion of discounts) amortization of premiums and deferred fees	0	444	112
Fair value adjustments of mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	16	(3,946)	(706)
Deferred income tax expense (benefit)	0	(1,710)	0
Loss Gain [Abstract]
Disposition of premises and equipment	0	(66)	0
Early extinguishment of debt			0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	0	0	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of stock in equity method investee	0	0
Gain Loss On Sale Of Other Assets			0
Gains Losses On Sales Of Other Real Estate	0	0	0
Disposal of discontinued business	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	2	(2)	0
Other assets	(7,124)	(1,818)	313
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	20	(506)	(126)
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	(32,391)	(2,370)	(25)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	51,019	(104,898)	(33,312)
Net Cash Provided By Used In Operating Activities	(51,949)	(33,042)	(32,195)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	4,447	(3,937)	(315)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments	0		0
Net repayments on loans	0	0	0
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
Net Payments From FDIC Under Loss Sharing Agreements	0	0	0
Payments To Acquire Businesses Gross	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital		491	1,002
Capital Contribution Subsidiaries	0	0	0
Proceeds From Sale Of Stock In Equity Method Investee		0
Return Of Capital From Wholly Owned Subsidiaries	250,000
Net cash disbursed from disposal of discontinued business	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	180	0
Proceeds from Sale of Other Productive Assets		0	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	254,447	(3,266)	687
Net Increase Decrease In [Abstract]
Deposits	0	0	0
Federal funds purchased and assets sold under agreements to repurchase	0	0	0
Other short-term borrowings	8,169	0	(30,500)
Payments of notes payable	(675)	(236,200)	(41,800)
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	0	0
Dividends paid	0	0	0
Repurchase of TARP related warrants	0
Net Payments For Repurchase Of Common Stock	0	0	0
Return Of Capital To Parent Company	(210,000)
Proceeds From Contributions From Parent	0	272,500	103,500
Net Cash Provided By Used In Financing Activities	(202,506)	36,300	31,200
Cash And Cash Equivalents Period Increase Decrease	(8)	(8)	(308)
Cash and due from banks at beginning of period	616	624	932
Cash and due from banks at end of period	608	616	624
Other Subsidiaries
Net Cash Provided By Used In Operating Activities Abstract
Net Income	184,469	256,830	311,189
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	0	0	0
Provision for loan losses	263,569	602,165	408,537
Goodwill Written Off Related To Business Unit To Be Disposed	186,511
Amortization of intangibles	9,434	9,883	10,072
Depreciation, Nonproduction	46,489	47,519	46,080
Net (accretion of discounts) amortization of premiums and deferred fees	(125,885)	(109,915)	(66,582)
Fair value adjustments of mortgage servicing rights	24,683	11,403	17,406
FDIC loss share (income) expense	103,024	82,051	56,211
Amortization Of Prepaid F D I C Assesment		0	32,778
Adjustments (expense) to indemnity reserves on loans sold	40,629	37,054	21,198
Losses (earnings) from investments under equity method	(27,303)	(21,619)	(32,267)
Deferred income tax expense (benefit)	35,308	(275,965)	(121,424)
Loss Gain [Abstract]
Disposition of premises and equipment	(1,717)	(3,375)	(8,621)
Early extinguishment of debt			0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	870	0	1,707
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	(88,724)	22,411	(48,765)
Sale of stock in equity method investee	0	0
Gain Loss On Sale Of Other Assets			(2,545)
Gains Losses On Sales Of Other Real Estate	28,005	50,740	(4,511)
Disposal of discontinued business	(38,355)
Acquisitions of loans held-for-sale	(308,600)	(390,018)	(417,108)
Proceeds from sale of loans held-for-sale	123,375	218,379	325,014
Net disbursements on loans held-for-sale	(753,312)	(1,049,474)	(1,233,240)
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	1,105,662	1,430,929	1,389,169
Accrued income receivable	9,712	(7,104)	(405)
Other assets	158,585	(3,027)	(11,972)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(7,776)	(4,663)	(9,091)
Pension and other postretirement benefit obligations	(10,171)	10,635	(40,241)
Other liabilities	40,449	(17,179)	(473)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	814,462	640,830	310,927
Net Cash Provided By Used In Operating Activities	998,931	897,660	622,116
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(963,907)	227,274	290,990
Payments To Acquire Investments Abstract
Available-for-sale	(2,001,940)	(2,257,976)	(1,843,922)
Held-to-maturity	(1,000)	(250)	(25,792)
Other	(110,010)	(178,093)	(212,419)
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	1,722,650	1,788,474	1,636,723
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	39,962	4,632	9,751
Other	91,752	181,784	206,856
Proceeds from sale of investment securities available for sale	310,210	0	52,058
Proceeds From Sale Of Other Investments	37,104		0
Net repayments on loans	776,179	625,364	628,963
Proceeds From Sale Of Loans Receivable	355,145	333,021	68,396
Acquisition of loan portfolios	(389,067)	(1,592,603)	(1,357,628)
Net Payments From FDIC Under Loss Sharing Agreements	256,498	396,223	462,016
Payments To Acquire Businesses Gross	(6,330)
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital		0	0
Capital Contribution Subsidiaries	0	0	0
Proceeds From Sale Of Stock In Equity Method Investee		0
Return Of Capital From Wholly Owned Subsidiaries	0
Net cash disbursed from disposal of discontinued business	(205,895)
Mortgage servicing rights purchased	0	(45)	(2,231)
Acquisition of premises and equipment	(49,971)	(38,221)	(54,208)
Proceeds from sale of: [Abstract]
Premises and equipment	14,289	9,877	19,768
Proceeds from Sale of Other Productive Assets		0	1,026
Foreclosed assets	150,115	226,063	206,070
Net Cash Provided By Used In Investing Activities	25,784	(274,476)	86,417
Net Increase Decrease In [Abstract]
Deposits	115,453	(310,417)	(991,097)
Federal funds purchased and assets sold under agreements to repurchase	(387,635)	(357,460)	(148,405)
Other short-term borrowings	(853,900)	54,200	406,900
Payments of notes payable	(122,615)	(95,831)	(173,098)
Proceeds From Notes Payable	331,905	106,739	106,923
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	(37,000)	(5,000)
Dividends paid	0	0	0
Repurchase of TARP related warrants	0
Net Payments For Repurchase Of Common Stock	0	0	0
Return Of Capital To Parent Company	(250,000)
Proceeds From Contributions From Parent	100,000	0	0
Net Cash Provided By Used In Financing Activities	(1,066,792)	(639,769)	(803,777)
Cash And Cash Equivalents Period Increase Decrease	(42,077)	(16,585)	(95,244)
Cash and due from banks at beginning of period	422,967	439,552	534,796
Cash and due from banks at end of period	380,890	422,967	439,552
Elimination
Net Cash Provided By Used In Operating Activities Abstract
Net Income	(81,501)	(328,686)	(312,306)
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Equity in undistributed earnings of subsidiaries	81,502	291,812	307,649
Provision for loan losses	0	0	0
Goodwill Written Off Related To Business Unit To Be Disposed	0
Amortization of intangibles	0	0	0
Depreciation, Nonproduction	0	0	0
Net (accretion of discounts) amortization of premiums and deferred fees	0	0	(487)
Fair value adjustments of mortgage servicing rights	0	0	0
FDIC loss share (income) expense	0	0	0
Amortization Of Prepaid F D I C Assesment		0	0
Adjustments (expense) to indemnity reserves on loans sold	0	0	0
Losses (earnings) from investments under equity method	0	0	0
Deferred income tax expense (benefit)	1	(142)	42
Loss Gain [Abstract]
Disposition of premises and equipment	0	0	0
Early extinguishment of debt			0
Net Gain Loss On Sale And Valuation Adjustments On Investment Securities	0	0	0
Gain Loss On Sales Of Loans Net Including Mortgage Banking Activities	0	0	0
Sale of stock in equity method investee	0	0
Gain Loss On Sale Of Other Assets			0
Gains Losses On Sales Of Other Real Estate	0	0	0
Disposal of discontinued business	0
Acquisitions of loans held-for-sale	0	0	0
Proceeds from sale of loans held-for-sale	0	0	0
Net disbursements on loans held-for-sale	0	0	0
Increase (Decrease) in Operating Assets [Abstract]
Trading securities	0	0	0
Accrued income receivable	17	(315)	49
Other assets	(23,060)	2,227	(16,590)
Increase (Decrease) in Accounts Payable and Accrued Liabilities [Abstract]
Interest payable	(17)	(1)	53
Pension and other postretirement benefit obligations	0	0	0
Other liabilities	23,059	(1,896)	(235)
Adjustments To Reconcile Net Income Loss To Cash Provided By Used In Operating Activities	81,502	291,685	290,481
Net Cash Provided By Used In Operating Activities	1	(37,001)	(21,825)
Net Cash Provided By Used In Investing Activities Abstract
Change In Money Market Investments	(3,447)	3,937	(23,746)
Payments To Acquire Investments Abstract
Available-for-sale	0	0	0
Held-to-maturity	0	0	0
Other	0	0	0
Proceeds From Sale Maturity And Collections Of Investments Abstract
Proceeds From Maturities Prepayments And Calls Of Available For Sale Securities	0	0	0
Proceeds From Maturities Prepayments And Calls Of Held To Maturity Securities	0	0	0
Other	0	0	0
Proceeds from sale of investment securities available for sale	0	0	0
Proceeds From Sale Of Other Investments	0		0
Net repayments on loans	(465,731)	289,200	36,305
Proceeds From Sale Of Loans Receivable	0	0	0
Acquisition of loan portfolios	0	0	0
Net Payments From FDIC Under Loss Sharing Agreements	0	0	0
Payments To Acquire Businesses Gross	0
Proceeds From Equity Method Investment Dividends Or Distributions Return Of Capital		0	0
Capital Contribution Subsidiaries	100,000	272,500	103,500
Proceeds From Sale Of Stock In Equity Method Investee		0
Return Of Capital From Wholly Owned Subsidiaries	(460,000)
Net cash disbursed from disposal of discontinued business	0
Mortgage servicing rights purchased	0	0	0
Acquisition of premises and equipment	0	0	0
Proceeds from sale of: [Abstract]
Premises and equipment	0	0	0
Proceeds from Sale of Other Productive Assets		0	0
Foreclosed assets	0	0	0
Net Cash Provided By Used In Investing Activities	(829,178)	565,637	116,059
Net Increase Decrease In [Abstract]
Deposits	(6,438)	(12,987)	21,501
Federal funds purchased and assets sold under agreements to repurchase	0	0	24,060
Other short-term borrowings	465,731	(289,200)	(36,400)
Payments of notes payable	0	0	0
Proceeds From Notes Payable	0	0	0
Proceeds from issuance of common stock	0	0	0
Net proceeds from issuance of depository shares			0
Cash Dividends Paid To Parent Company	0	37,000	5,000
Dividends paid	0	0	0
Repurchase of TARP related warrants	0
Net Payments For Repurchase Of Common Stock	0	0	0
Return Of Capital To Parent Company	460,000
Proceeds From Contributions From Parent	(100,000)	(272,500)	(103,500)
Net Cash Provided By Used In Financing Activities	819,293	(537,687)	(89,339)
Cash And Cash Equivalents Period Increase Decrease	(9,884)	(9,051)	4,895
Cash and due from banks at beginning of period	(10,967)	(1,916)	(6,811)
Cash and due from banks at end of period	$ (20,851)	$ (10,967)	$ (1,916)